INVESTMENTS, DEBT AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The Company holds the following investments and derivatives as of December 31:

	Carrying value
	2020	2019

At fair value
Derivatives not designated as hedges	20	11
Derivatives designated as net investment hedges	3	—
Investments in debt instruments *	75	34
Other	8	—
	106	45

At amortized cost
Security deposits and cash collateral	325	256
Other investments	39	16
	364	272

Total investments and derivatives	470	317
Non-current	305	235
Current	165	82

* Investments in debt instruments relate to government bonds or bills and are measured at fair value through other comprehensive income (with recycling).

Schedule of financial liabilities
The Company holds the following outstanding debt and derivatives as of December 31:

	Carrying value
	2020	2019

At fair value
Derivatives not designated as hedges	52	52
Derivatives designated as net investment hedges	1	161
Contingent consideration	—	41
	53	254

At amortized cost
Principal amount outstanding	7,678	7,519
Interest accrued	85	79
Discounts, unamortized fees, hedge basis adjustment	(5)	(10)
Bank loans and bonds	7,758	7,588

Lease liabilities	1,912	2,083
Put-option liability over non-controlling interest	273	342
Other financial liabilities	60	77
	10,003	10,090

Total debt and derivatives	10,056	10,344
Non-current	8,832	7,759
Current	1,224	2,585

Schedule of principal amounts outstanding for interest-bearing loans and bonds
The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2020	2019

VEON Holdings	Loans	None	RUB	8.75% to 10.0%	2022	—	2,303
VEON Holdings	Loans	None	RUB	7.35% to 7.50%	2024-2025	812	—
VEON Holdings	Loans	None	RUB	CBR Key Rate + 1.85% to 2.20%	2023-2025	1,083	—
VEON Holdings	Notes	None	US$	5.95%	2023	529	529
VEON Holdings	Notes	None	US$	3.95% to 4.95%	2024	533	1,133
VEON Holdings	Notes	PJSC VimpelCom	US$	7.50%	2022	417	417
VEON Holdings	Notes	None	US$	3.38%	2027	1,250	—
VEON Holdings	Notes	None	US$	7.25%	2023	700	—
VEON Holdings	Notes	None	RUB	6.30% to 6.50%	2025	406	—
VEON Holdings	Notes	None	US$	4.00%	2025	1,000	700
GTH Finance B.V.	Notes	VEON Holdings	US$	6.25% to 7.25%	2020-2023	—	1,200
PJSC VimpelCom, via VIP Finance Ireland	Eurobonds	None	US$	7.75%	2021	262	262
PMCL	Loans	None	PKR	6mKIBOR + 0.35%	2022	111	192
PMCL	Loans	None	PKR	6mKIBOR + 0.8%	2020	—	34
PMCL	Loan	EKN *	US$	6mLIBOR + 1.9%	2020	—	75
PMCL	Loan	None	PKR	6mKIBOR + 0.55%	2026	273	121
PMCL	Loan	None	PKR	6mKIBOR	2023	29	41
Banglalink	Loan	None	US$	3mLIBOR + 2.50%	2020	—	300
Banglalink	Loans	None	BDT	Average bank deposit rate +3.0% to 4.25%	2021-2022	80	116
PJSC Kyivstar	Loans	None	UAH	NBU Key rate + 3.00%	2021-2023	56	—
PJSC Kyivstar	Loans	None	UAH	10.15% to 11.00%	2023-2025	85	—

	Other bank loans and bonds					52	96

	Total bank loans and bonds					7,678	7,519
* Exportkreditnämnden (The Swedish Export Credit Agency)
Schedule of reconciliation of cash flows from financing activities
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2019	7,366	1,999	9,365

Cash flows
Proceeds from borrowings, net of fees paid	2,610	—	2,610
Repayment of debt	(2,612)	(366)	(2,978)
Interest paid	(566)	(148)	(714)

Non-cash movements
Interest and fee accruals	599	178	777
Lease additions, disposals, impairment and modifications	—	262	262
Foreign currency translation	193	158	351
Other non-cash movements	(2)	—	(2)

Balance as of December 31, 2019	7,588	2,083	9,671

Cash flows
Proceeds from borrowings, net of fees paid	4,621	—	4,621
Repayment of debt	(4,054)	(322)	(4,376)
Interest paid	(494)	(150)	(644)

Non-cash movements
Interest and fee accruals	546	156	702
Lease additions, disposals, impairment and modifications	—	432	432
Foreign currency translation	(398)	(286)	(684)
Other non-cash movements	(51)	—	(51)

Balance as of December 31, 2020	7,758	1,913	9,671

Schedule of hedge accounting with derivatives as hedging items
The following table sets out the Company’s hedging instruments designated as net investment hedges as of December 31:

Hedging instruments *	Designated rate	Excluded component	Hedged item	Currency	Aggregated designated nominal value of hedged items, million
					2020		2019

Foreign currency forward contracts	Forward	foreign currency basis spread	PJSC VimpelCom	RUB	26,758	**	88,220	**

* Refer to the Debt and Derivatives section above in this Note for information regarding the carrying amounts of the hedging instruments.
** Hedging instruments have a weighted average term to maturity of 1 year as of December 31, 2020 (2019: 1 year ).
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

	Foreign currency translation reserve	Cost of hedging reserve **

As of January 1, 2019	(8,416)	5

Foreign currency revaluation of the foreign operations and other	332	—
Effective portion of foreign currency revaluation of the hedging instruments *	(228)	—
Change in fair value of foreign currency basis spreads	—	23
Amortization of time-period related foreign currency basis spreads	—	(19)

As of December 31, 2019	(8,312)	9

Foreign currency revaluation of the foreign operations	(615)	—
Effective portion of foreign currency revaluation of the hedging instruments *	178	—
Change in fair value of foreign currency basis spreads	—	7
Amortization of time-period related foreign currency basis spreads	—	(15)
Other movements in foreign currency translation reserve	(26)	—

As of December 31, 2020	(8,775)	1
* Amounts represent the changes in fair value of the hedging instruments and closely approximate the changes in value of the hedged items used to recognize hedge ineffectiveness.
** Movements in the cost of hedging reserve are included within "Other" in respective section of statement of other comprehensive income.